INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES
PRC statutory enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax rate differential for entities in non-PRC jurisdictions (as a percent)	(7.10%)	3.80%	(9.10%)
PRC tax rate differential, preferential rate (as a percent)	(9.40%)	(9.40%)	(2.60%)
Change in tax rate (as a percent)	(0.80%)	46.30%	0.30%
Tax effect of permanent differences (as a percent)	(0.40%)	(1.80%)	(2.10%)
Change in valuation allowance (as a percent)	18.20%	(43.30%)	3.80%
Others (as a percent)	(0.10%)	(0.40%)
Actual income tax rate (as a percent)	25.40%	20.20%	15.30%